Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012
EFIAA Retail | BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation and income;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	conservation of capital is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in “How Sales Charges Are Calculated” and “Sales Charge Reductions and Waivers” on page 69 and page 70, respectively, of the Fund’s prospectus and “Additional Purchase and Redemption Information” on page 66 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal market conditions, invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund’s specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers’ assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade at the time of purchase. The Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody’s; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund’s Adviser.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy, the outlook for one sector of the bond market versus another and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the portfolio managers believe it is in shareholders’ best interest to do so.

The Fund invests at least 80% of its equity security allocation in common stocks of large U.S. companies. The Fund generally considers a company to be a large U.S. company if the company’s capitalization is greater than $5 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. In particular, the portfolio managers look for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

In addition to the securities described above, the Fund may invest up to 20% of the Fund’s assets in foreign securities (which may include up to 10% of the Fund’s assets in emerging market securities), including American Depositary Receipts. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund’s assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

		For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund’s prospectus, see the “Instruments, Investment Techniques and Risks” section of the Fund’s prospectus.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund’s security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund’s security holdings will tend to increase or decrease in response to these movements.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Emerging Market Risk: The Fund’s investments in emerging markets will cause it to face higher political, foreign investment and market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also Foreign Investment Risk above.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund’s investments, the greater its interest rate risk.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk.

Prepayment/Call Risk: The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” — or repay — a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Regulatory Risk: The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Investment Style Risk: The risk that the particular type of investment on which the Fund focuses may underperform other asset classes or the overall market.

		High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower’s ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody’s or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and two additional indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A, Class B and Class C Shares for 1, 5 and 10 years compare with those of a broad measure of market performance and two additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund’s Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund’s Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/09	12.44%
Lowest Quarter	12/31/08	-14.48%
Year-to-date total return as of 9/30/2012		12.89%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Barclays U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

		The blended index is 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.
EFIAA Retail | BALANCED FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.64%
Net Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	1,050
5 Years	rr_ExpenseExampleYear05	1,454
10 Years	rr_ExpenseExampleYear10	2,581
2002	rr_AnnualReturn2002	(13.47%)
2003	rr_AnnualReturn2003	18.12%
2004	rr_AnnualReturn2004	4.65%
2005	rr_AnnualReturn2005	3.39%
2006	rr_AnnualReturn2006	11.76%
2007	rr_AnnualReturn2007	4.68%
2008	rr_AnnualReturn2008	(27.12%)
2009	rr_AnnualReturn2009	27.29%
2010	rr_AnnualReturn2010	11.26%
2011	rr_AnnualReturn2011	1.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.48%)
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	2.51%
EFIAA Retail | BALANCED FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%
Net Expenses	rr_NetExpensesOverAssets	1.84%	[2]
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	991
5 Years	rr_ExpenseExampleYear05	1,422
10 Years	rr_ExpenseExampleYear10	2,551
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	691
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,551
1 Year	rr_AverageAnnualReturnYear01	(4.06%)
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	2.45%
EFIAA Retail | BALANCED FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%
Net Expenses	rr_NetExpensesOverAssets	1.84%	[2]
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	2,675
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	691
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,675
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	2.44%
EFIAA Retail | Return After Taxes on Distributions | BALANCED FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.25%)
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	1.92%
EFIAA Retail | Return After Taxes on Distributions and Sale of Fund Shares | BALANCED FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	1.94%
EFIAA Retail | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
EFIAA Retail | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
EFIAA Retail | Blended Index (reflects no deduction for fees, expenses or taxes) | BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	4.40%

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.24%, 1.84% and 1.84%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares and 1.82% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.